UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07390

Boulder Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO 80302

(Address of principal executive offices) (Zip code)

Stephen C. Miller, Esq.

2344 Spruce Street, Suite A

Boulder, CO 80302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 444-5483

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

Item 1 – Schedule of Investments.

The Schedule of Investments is included herewith.

PORTFOLIO OF INVESTMENTS	BOULDER TOTAL RETURN FUND, INC.
February 28, 2013 (Unaudited)

Shares	Description	Value (Note 1)

LONG TERM INVESTMENTS 99.1%
DOMESTIC COMMON STOCK 89.0%
Banks 3.7%
401,811	Wells Fargo & Co.	$14,095,530

Construction Machinery 1.5%
60,000	Caterpillar, Inc.	5,542,200

Diversified 40.3%
690	Berkshire Hathaway, Inc., Class A*	105,294,000
460,000	Berkshire Hathaway, Inc., Class B*	46,993,600

		152,287,600

Diversified Financial Services 4.9%
5,700	Franklin Resources, Inc.	805,125
361,650	JPMorgan Chase & Co.	17,691,918

		18,497,043

Environmental Control 0.2%
30,000	Republic Services, Inc.	943,200

Healthcare Products & Services 4.4%
216,000	Johnson & Johnson	16,439,760

Manufacturing 0.2%
8,000	3M Co.	832,000

Mining 1.1%
127,000	Freeport-McMoRan Copper & Gold, Inc.	4,053,840

Oil & Gas 1.3%
31,500	Chevron Corp.	3,690,225
30,000	Linn Energy LLC	1,140,300

		4,830,525

Pipelines 0.8%
54,950	Enterprise Products Partners L.P.	3,114,017

Real Estate 0.3%
17,300	WP Carey & Co. LLC	1,030,907

Registered Investment Companies (RICs) 3.9%
736,836	Cohen & Steers Infrastructure Fund, Inc.	14,456,722
18,726	RMR Real Estate Income Fund	383,883

		14,840,605

Retail 24.8%
160,900	Kohl’s Corp.	7,417,490
370,000	Wal-Mart Stores, Inc.	26,188,600
915,000	Yum! Brands, Inc.	59,914,200

		93,520,290

Technology, Hardware & Equipment 1.4%
253,500	Cisco Systems, Inc.	5,285,475

Shares	Description	Value (Note 1)

Tobacco Products 0.2%
9,700	Philip Morris International, Inc.	$889,975

TOTAL DOMESTIC COMMON STOCK (Cost $155,599,000)		336,202,967

FOREIGN COMMON STOCK 10.1%
Beverages 2.9%
60,000	Heineken Holding NV	3,759,987
95,117	Heineken NV	7,101,861

		10,861,848

Food 0.4%
20,000	Nestle SA	1,397,632

Oil & Gas 0.1%
8,000	Transocean, Ltd.	418,400

Pharmaceuticals 2.4%
190,000	Sanofi, ADR	8,969,900

Real Estate 3.1%
529,500	Cheung Kong Holdings, Ltd.	8,233,754
104,500	Henderson Land Development Co., Ltd.	726,929
6,156,000	Midland Holdings, Ltd.	2,778,122

		11,738,805

Real Estate Investment Trusts (REITs) 1.2%
4,779,336	Kiwi Income Property Trust	4,563,489

TOTAL FOREIGN COMMON STOCK (Cost $27,332,539)		37,950,074

TOTAL LONG TERM INVESTMENTS (Cost $182,931,539)		374,153,041

SHORT TERM INVESTMENTS 0.9%
MONEY MARKET FUNDS 0.9%
3,558,029	Dreyfus Treasury & Agency Cash Management Money Market Fund, Institutional Class, 7-Day Yield - 0.010%	3,558,029

TOTAL MONEY MARKET FUNDS (Cost $3,558,029)		3,558,029

TOTAL SHORT TERM INVESTMENTS (Cost $3,558,029)		3,558,029

Value (Note 1)

TOTAL INVESTMENTS 100.0% (Cost $186,489,568)	$377,711,070

LIABILITIES AND OTHER ASSETS (0.0%)(1)	(95,465)

TOTAL NET ASSETS AVAILABLE TO COMMON AND PREFERRED STOCKHOLDERS 100.0%	377,615,605

TAXABLE AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE PLUS ACCRUED DIVIDENDS	(68,066,550)

TOTAL NET ASSETS AVAILABLE TO COMMON STOCKHOLDERS	$309,549,055

*	Non-income producing security.
(1)	Less than 0.05% of Total Net Assets Available to Common and Preferred Stockholders.

Percentages are stated as a percent of the Total Net Assets Available to Common and Preferred Stockholders.

Common Abbreviations:
ADR -	American Depositary Receipt.
LLC -	Limited Liability Company.
L.P. -	Limited Partnership.
Ltd. -	Limited.
NV -	Naamloze Vennootchap is the Dutch term for a public limited liability corporation.
SA -	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

Regional Breakdown as a % of Total Net Assets Available to Common and Preferred Stockholders
United States	89.9%
Hong Kong	3.1%
Netherlands	2.9%
France	2.4%
New Zealand	1.2%
Switzerland	0.5%
Other Assets and Liabilities	0.0	%(1)

(1)	Less than 0.05% of Total Net Assets Available to Common and Preferred Stockholders.

See Accompanying Notes to Quarterly Portfolio of Investments.

Boulder Total Return Fund, Inc.

Notes to Quarterly Portfolio of Investments

February 28, 2013 (Unaudited)

Note 1. Valuation and Investment Practices

Portfolio Valuation: Equity securities for which market quotations are readily available (including securities listed on national securities exchanges and those traded over-the-counter) are valued based on the last sales price at the close of the applicable exchange. If such equity securities were not traded on the valuation date, but market quotations are readily available, they are valued at the bid price provided by an independent pricing service or by principal market makers. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the closing bid and asked prices, or based on a matrix system which utilizes information (such as credit ratings, yields and maturities) from independent pricing services, principal market maker or other independent sources. Short-term debt securities with less than 60 days until maturity are valued at amortized cost which, when combined with interest earned, approximates market value. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates fair value.

The Board of Directors (the “Board) has delegated to the advisers, through approval of the appointment of the members of the advisers’ Valuation Committee, the responsibility of determining fair value of any security or financial instrument owned by Boulder Total Return Fund, Inc. (the “Fund”) for which market quotations are not readily available or where the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the advisers, does not represent fair value (“Fair Value Securities”), The advisers use a third-party pricing consultant to assist the advisers in analyzing, developing, applying and documenting a methodology with respect to certain Fair Value Securities. The advisers’ and their valuation consultant, as appropriate, use various valuation techniques that utilize both observable and unobservable inputs. In such circumstances, the advisers are responsible for (i) identifying Fair Value Securities, (ii) analyzing the Fair Value Security and developing, applying and documenting a methodology for valuing Fair Value Securities, and (iii) periodically reviewing the appropriateness and accuracy of the methods used in valuing Fair Value Securities. The appointment of any officer or employee of the advisers to the Valuation Committee shall be promptly reported to the Board and ratified by the Board at its next regularly scheduled meeting. The advisers are responsible for reporting to the Board, on a quarterly basis, valuations and certain findings with respect to the Fair Value Securities. Such valuations and findings are reviewed by the entire Board on a quarterly basis.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the New York Stock Exchange (“NYSE”) will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the U.S. market is open. The Fund uses outside pricing services to provide it with closing prices. The advisers may consider whether it is appropriate, in light of relevant circumstances, to adjust such valuation in accordance with the Fund’s valuation procedures. The Fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. If the Fund uses adjusted prices, the Fund will periodically compare closing prices, the next day’s opening prices in the same markets, and those adjusted prices as a means of evaluating its security valuation process.

Various inputs are used to determine the value of the Fund’s investments. Observable inputs are inputs that reflect the assumptions market participants would use based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions based on the best information available in the circumstances.

These inputs are summarized in the three broad levels listed below.

¡	Level 1— Unadjusted quoted prices in active markets for identical investments

¡	Level 2—Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

¡	Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Domestic Common Stocks	$336,202,967	$-	$-	$336,202,967
Foreign Common Stocks	37,950,074	-	-	37,950,074
Short Term Investments	3,558,029	-	-	3,558,029

TOTAL	$377,711,070	$-	$-	$377,711,070

*	For detailed descriptions, see the accompanying Portfolio of Investments.

During the three months ended February 28, 2013, there were no significant transfers between Level 1 and 2 securities. The Fund evaluates transfers into or out of Level 1, Level 2 and Level 3 as of the end of the reporting period.

All securities of the Fund were valued using Level 1 inputs during the period. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for the Fund.

Recent Accounting Pronouncements: In December 2011, the FASB issued ASU No. 2011-11 “Related Disclosures about Offsetting Assets and Liabilities.” The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 may have on the financial statement disclosures.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to the Fund. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the interest method.

Dividend income from investments in real estate investment trusts (“REITs”) is recorded at management’s estimate of income included in distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of investments. The actual amount of income and return of capital are determined by each REIT only after its fiscal year-end, and may differ from the estimated amounts. Such differences, if any, are recorded in the Fund’s following year.

Foreign Currency Translations: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. See Foreign Issuer Risk below.

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions. Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions, and the difference between the amounts of foreign interest and dividends recorded on the books of the Fund and the amounts actually received.

The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Issuer Risk: Investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include, but are not limited to: (i) less information about non-U.S. issuers or markets may be available due to less rigorous disclosure, accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile thus, in a changing market, the advisers may not be able to sell the Fund’s portfolio securities at times, in amounts and at prices they consider reasonable; (iii) currency exchange rates or controls may adversely affect the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience downturns or recessions; and, (v) withholdings and other non-U.S. taxes may decrease the Fund’s return.

Concentration Risk: The Fund operates as a “diversified” management investment company, as defined in the 1940 Act. Under this definition, at least 75% of the value of the Fund’s total assets must at the time of investment consist of cash and cash items (including receivables), U.S. Government securities, securities of other investment companies, and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund’s total assets (at the time of purchase) and to not more than 10% of the voting securities of a single issuer. This limit does not apply, however, to 25% of the Fund’s assets, which may be invested in securities representing more than 5% of the Fund’s total assets or even in a single issuer.

As of February 28, 2013, the Fund held more than 25% of its assets in Berkshire Hathaway, Inc., as a direct result of the market appreciation of the issuer since the time of purchase. In addition, the Fund contains highly concentrated positions in other stocks as well. Thus, the volatility of the Fund’s net asset value and its performance in general, depends disproportionately more on the performance of this single issuer and its other larger positions than that of a more diversified fund. As a result, the Fund may be subject to a greater risk of loss than a fund that diversifies its investments more broadly.

Effective July 30, 2010, the Fund implemented a Board initiated and approved fundamental investment policy which prohibits the Fund from investing more than 4% of its total assets (including leverage) in any single issuer at the time of purchase. The Fund’s holdings as of July 30, 2010 were grandfathered into the policy and so any positions already greater than 4% of total assets are exempt from this limitation.

Use of Estimates: The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Unrealized Appreciation/ (Depreciation)

On February 28, 2013, based on cost of $186,122,259 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $193,893,602 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $2,304,791, resulting in net unrealized appreciation of $191,588,811.

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Boulder Total Return Fund, Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	April 29, 2013

By:	/s/ Nicole L. Murphey
Nicole L. Murphey, Chief Financial Officer, Chief Accounting Officer, Vice President, Treasurer, Asst. Secretary
(Principal Financial Officer)

Date:	April 29, 2013